Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Cash Flows Parent Company Only) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 850,492	¥ 803,048	¥ 498,484
Net cash provided by operating activities	241,710	1,205,926	5,951,308
Cash flows from investing activities:
Net change in loans	(1,923,627)	(2,800,196)	(2,313,291)
Purchases of premises and equipment	(388,565)	(419,912)	(456,980)
Net cash provided by (used in) investing activities	(5,978,075)	(5,673,888)	417,303
Cash flows from financing activities:
Net change in other short-term borrowings	571,901	(4,480,378)	(724,788)
Proceeds from issuance of long-term debt	2,723,168	6,537,703	1,999,764
Repayment of long-term debt	(2,307,082)	(2,196,492)	(1,097,627)
Proceeds from issuance of common stock	5	6
Purchases of treasury stock	(13)	(12)	(37,013)
Dividends paid	(195,283)	(176,186)	(152,163)
Net cash provided by (used in) financing activities	5,558,717	4,264,631	(5,972,005)
Effect of exchange rate changes on cash and due from banks	(28,061)	34,758	31,831
Net increase (decrease) in cash and due from banks	(205,709)	(168,573)	428,437
Cash and due from banks at beginning of fiscal year	1,528,306	1,696,879	1,268,442
Cash and due from banks at end of fiscal year	1,322,597	1,528,306	1,696,879
Parent Company
Cash flows from operating activities:
Net income	850,492	803,048	498,484
Adjustments and other	(546,946)	(460,230)	(222,940)
Net cash provided by operating activities	303,546	342,818	275,544
Cash flows from investing activities:
Net change in loans	(479,948)	(150,000)
Purchases of premises and equipment	(165)	(159,670)	(4,052)
Net change in other investing activities	(377)	3,294	6,683
Net cash provided by (used in) investing activities	(480,490)	(306,376)	2,631
Cash flows from financing activities:
Net change in other short-term borrowings	(10,000)	130,000	(90,000)
Proceeds from issuance of long-term debt	479,948	150,000
Repayment of long-term debt	(98,800)	(141,200)
Proceeds from issuance of common stock	5	6
Purchases of treasury stock	(13)	(12)	(37,013)
Dividends paid	(195,283)	(176,186)	(152,163)
Net change in other financing activities	1,001	1,006	968
Net cash provided by (used in) financing activities	176,858	(36,386)	(278,208)
Effect of exchange rate changes on cash and due from banks	0	0	0
Net increase (decrease) in cash and due from banks	(86)	56	(33)
Cash and due from banks at beginning of fiscal year	223	167	200
Cash and due from banks at end of fiscal year	¥ 137	¥ 223	¥ 167